Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Schedule of components of operating lease costs related to operating leases

	Thousands of Yen
	2023	2022	2021
Fixed lease cost (a)	¥893,347	¥866,730	¥801,292
Variable lease cost (b)	45,410	40,661	33,167
Short-term cost	44,115	19,977	38,876
Total	¥982,872	¥927,368	¥873,335

(a)	This includes amounts recoverable from sublessees as fixed sublease income. See the table of sublease income in Subleases below for more details.
(b)	This includes amounts recoverable from sublessees as variable sublease income. See the table of sublease income in Subleases below for more details.

Schedule of supplementary information on cash flow and other information for leasing activities

	Thousands of Yen
	2023	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows	¥982,872	¥938,095	¥881,822
Right-of-use assets obtained in exchange for lease liabilities	931,521	673,468	917,135
Weighted average remaining lease term (in years)	3.7	3.7	3.2
Weighted average discount rate	2.02%	2.12%	1.64%

Schedule of maturity analysis of future minimum lease payments under non-cancellable leases

Thousands of Yen
Year ending December 31:
2024	¥783,761
2025	560,888
2026	389,086
2027	239,680
2028	132,409
2029 and thereafter	86,669
Total	2,192,493
Less: Interest component	(94,441)
Present value of minimum lease payments	¥2,098,052

Schedule of subleases

	Thousands of Yen
	2023	2022	2021
Fixed sublease income	¥344,875	¥429,419	¥420,138
Variable sublease income	19,492	22,256	17,838
Total	¥364,367	¥451,675	¥437,976

Thousands of Yen
Year ending December 31:
2024	¥250,565
2025	180,614
2026	103,085
2027	46,203
2028	25,043
2029 and thereafter	21,340
Total	¥626,850